Consolidated Statement of Changes in Stockholders Deficit (Parenthetical)	3 Months Ended
Nov. 30, 2022 $ / shares
Consolidated Statement of Changes in Stockholders' Deficit
Dividends declared and paid, per share	$ 0.50